SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

Rule 23c-2 Notice of Intention to

Redeem Securities

of

BNY Mellon Strategic Municipal Bond Fund, Inc.

240 Greenwich Street

New York, New York 10286

Under the

Investment Company Act of 1940, As Amended

Investment Company Act File No. 811-05877

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, and states that it is filing this notice pursuant to permission granted by the Commission staff fewer than 30 days prior to the date set for redemption.

(1)

Title of the class of securities of BNY Mellon Strategic Municipal Bond Fund, Inc. (the "Fund") to be redeemed:

Auction Preferred Stock ("APS"), Liquidation Preference $25,000 per share, Series A APS (CUSIP #09662E208), Series B APS (CUSIP #09662E307), and Series C APS (CUSIP #09662E406) (the "Preferred Shares").

(2)	Date on which the securities are to be called or redeemed: Series Date A APS July 17, 2023 B APS July 19, 2023 C APS July 21, 2023

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Preferred Shares are to be redeemed pursuant to Section 4(a)(i) of the Articles Supplementary, dated September 22, 1999, of the Fund.

[Remainder of Page Left Blank]

SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by undersigned on this 30th day of June, 2023.

BNY MELLON STRATEGIC MUNICIPAL BOND FUND, INC.

By:	/s/ Peter M. Sullivan
Name: Peter M. Sullivan
Title: Vice President